Presentation and preparation of the consolidated financial statements and material accounting policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2019	Nov. 15, 2023
Disclosure of initial application of standards or interpretations [line items]
Issuance of subscription warrants		17,345,000
Exercise of warrants per share		$ 0.57
Percentage of exercise price		60.00%
Ownership Interest held of the group’s outstanding ordinary shares	4.999%
Intangible assets other than goodwill [member]
Disclosure of initial application of standards or interpretations [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Warrants [member]
Disclosure of initial application of standards or interpretations [line items]
Exercise of warrants per share	$ 9.5680
Number of shares outstanding			6,334,134
Par value per share			$ 18.098
Exercise Of Warrant Amount	7,968,281
Shares surrendered	7,776
Exercise of warrant, aggregate price	$ 112,802.2
Number of shares issued	189,224
Warrants [member] | Class A Common Shares
Disclosure of initial application of standards or interpretations [line items]
Exercise of warrants per share	$ 14.508
Exercise Of Warrant Amount	197,000
Financial liabilities at amortised cost, class [member]
Disclosure of initial application of standards or interpretations [line items]
Due dates for commercial and other accounts payable	30 days